PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Other Collaboration Receivables	112,656	54,078
Interest receivable	—	47
Other receivables	780	790
Lease receivables	568	1,388
VAT recoverable	4,597	717
Prepayments	12,374	12,231
Total	130,975	69,251